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                                         VAN KAMPEN AMERICAN CAPITAL(SM)
                                   _____________________________________________

                                        VAN KAMPEN AMERICAN CAPITAL, INC.

                                   2800 Post Oak Boulevard  Houston, Texas 77056
                                                    713-993-0500


October 20, 1995

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, NW
Attention: Filing Desk
Stop 1-4
Washington D.C. 20549

        Re:     American Capital Pace Fund, Inc.
                AMENDED Rule 24f-2 Notice
                CIK  No. 75368
                File No. 2-31417
                     No. 811-1792

Gentlemen:

        In accordance with the provisions of Rule 24f-2, American Capital Pace Fund, Inc. (the "Fund") hereby files its AMENDED 24f-2 Notice.

        This AMENDED Rule 24f-2 Notice is filed for the Fund's fiscal year ended June 30, 1995, (the "Fiscal Year"), and relates to shares of Capital Stock, $0.50 par value (the "Shares") of the Fund.

20,208,596      Shares had been registered under the Securities Act of 1933
                (other than pursuant to Rule 24f-2) and remained unsold at the beginning of the Fiscal Year.

80,381,188      Shares were registered during the Fiscal Year, other than
                pursuant to Rule 24f-2.

89,184,253      Shares were sold during the Fiscal Year (consisting of
                73,542,303 Class A shares, 14,291,211 Class B shares and
                1,350,739 Class C shares) exclusive of 25,645,664 Shares
                (consisting of 25,119,379 Class A shares, 507,973 Class B shares and 18,312 Class C shares) issued upon reinvestment of dividends or distributions without the imposition of a sales charge.

  -0- Shares were sold during the Fiscal Year in reliance upon the registration of an indefinite number of Shares pursuant to Rule 24f-2. Attached to this Rule 24f-2 indicating that the Shares, the registration of which this Notice makes definite in number, were legally issued, fully paid, and nonassessable.














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        In accordance with subsection (c) of Rule 24f-2. a registration fee is payable, based upon the actual aggregate price for which Shares were sold during the Fiscal Year under Rule 24f-2, reduced by the difference between
(1) the actual aggregate redemption price of Shares redeemed by the Fund during the Fiscal Year, and (2) the actual aggregate redemption price of such redeemed Shares previously applied by the Fund pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Such computation is as follows:

        Aggregate Sales Price for Shares Sold During
        Fiscal Year Under Rule 24f-2                           $    -0-
        Reduced by the difference between:

                (1)  Aggregate Redemption Price of Shares
                     Redeemed during the Fiscal Year           $1,216,325,697

                                 and

                (2)  Aggregate Redemption Price of Redeemed
                     Shares Previously Applied by Fund
                     Pursuant to Section 24(e)(1) of
                     Investment Company Act of 1940
        $ -0-
         -----

        EQUALS                                                 $    -0-
                                                                -------

        No fee is due with this filing. Any questions regarding this filing should be addressed to the undersigned at the above address.


                                          Very truly yours,


                                          /s/  HUEY P. FALGOUT, JR.
                                          ---------------------------
                                          Huey P. Falgout, Jr.